Employee Benefits - Summary of Sensitivity Analysis for Actuarial Assumptions (Detail) - USD ($) $ in Thousands	Mar. 31, 2019	Mar. 31, 2018
Disclosure Of Sensitivity Analysis For Actuarial Assumptions [Abstract]
Discount rate (1% movement)	$ (164)	$ (119)
Future salary growth (1% movement)	165	110
Withdrawal rates (10% movement)	(418)	(323)
Discount rate (1% movement)	178	129
Future salary growth (1% movement)	(156)	(106)
Withdrawal rates (10% movement)	$ 729	$ 511